Weighted-Average Allocation of Pension Benefit Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan asset, target allocations	100.00%
Pension benefit plan asset, actual allocations	100.00%	100.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan asset, actual allocations	2.00%	2.00%
Group Annuity Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan asset, actual allocations	28.00%	31.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan asset, target allocations	60.00%
Pension benefit plan asset, actual allocations	59.00%	54.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension benefit plan asset, target allocations	40.00%
Pension benefit plan asset, actual allocations	11.00%	13.00%